Financial instruments (Details 20) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Single series bond Three [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 10,875	$ 10,875	$ 10,875